Quarterly Report
July 31, 2024
MFS®  Inflation-Adjusted
Bond Fund
IAB-Q3

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.7%
Asset-Backed & Securitized – 2.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.011%, 11/15/2054 (i)	$14,565,277	$656,195
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	1,093,204	1,092,375
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 5.933% (SOFR - 1mo. + 0.6%), 2/18/2028	5,330,000	5,329,089
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.992% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	2,462,500	2,437,806
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.277%, 7/15/2054 (i)	13,148,849	817,189
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.597%, 2/15/2054 (i)	7,967,165	615,362
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.262%, 2/15/2054 (i)	25,286,047	1,420,075
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.142%, 3/15/2054 (i)	15,417,368	765,332
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.255%, 7/15/2054 (i)	20,847,222	1,183,261
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.267%, 8/15/2054 (i)	25,177,738	1,547,094
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.923% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	3,056,500	2,968,286
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.292%, 2/15/2054 (i)	19,146,799	1,213,882
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	1,202,084	1,204,566
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.285%, 5/15/2054 (i)	10,210,938	589,319
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.201%, 6/15/2054 (i)	12,703,723	654,040
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.088%, 10/15/2054 (i)	27,393,361	1,370,043
PFP III 2021-8 Ltd., “AS”, FLR, 6.692% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	3,622,500	3,605,145
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	1,689,913	1,689,541
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.517%, 8/15/2054 (i)	9,293,428	664,192
Westlake Automobile Receivables Trust, 2024-1A “A2B”, FLR, 5.908% (SOFR - 1mo. + 0.57%), 3/15/2027 (n)	3,062,000	3,062,812
		$32,885,604
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$1,438,000	$1,332,996
Industrial Revenue - Other – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$402,000	$386,229
Medical & Health Technology & Services – 0.2%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$2,421,000	$2,446,583
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	747,000	748,566
		$3,195,149
Mortgage-Backed – 1.3%
Freddie Mac, 0.443%, 5/25/2029 (i)	$26,664,750	$541,590
Freddie Mac, 5.97%, 8/25/2029	5,041,965	5,053,605
Freddie Mac, 6.01%, 9/25/2029	2,244,022	2,251,607
Freddie Mac, 1.798%, 4/25/2030 (i)	3,519,182	309,917
Freddie Mac, 1.665%, 5/25/2030 (i)	6,326,494	532,592
Freddie Mac, 1.379%, 6/25/2030 (i)	9,775,146	635,092
Freddie Mac, 1.169%, 9/25/2030 (i)	3,529,812	215,456
Freddie Mac, 0.326%, 1/25/2031 (i)	29,710,171	483,218
Freddie Mac, 0.536%, 1/25/2031 (i)	54,980,294	1,669,257
Freddie Mac, 0.78%, 1/25/2031 (i)	11,388,256	492,350
Freddie Mac, 0.935%, 1/25/2031 (i)	8,529,316	433,146
Freddie Mac, 0.513%, 3/25/2031 (i)	36,287,068	976,641
Freddie Mac, 1.215%, 5/25/2031 (i)	4,421,663	303,121
Freddie Mac, 0.937%, 7/25/2031 (i)	7,521,262	418,703
Freddie Mac, 0.535%, 9/25/2031 (i)	32,486,236	1,030,853
Freddie Mac, 0.856%, 9/25/2031 (i)	9,783,880	483,925
Freddie Mac, 0.349%, 11/25/2031 (i)	49,721,062	1,100,809
Freddie Mac, 0.497%, 12/25/2031 (i)	50,485,813	1,540,534
Freddie Mac, 0.567%, 12/25/2031 (i)	8,215,224	281,107
Freddie Mac, 0.265%, 5/25/2033 (i)	29,100,000	667,481
		$19,421,004

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.9%
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	$523,000	$517,525
Colorado Health Facilities Authority Rev., Taxable (Covenant Living Communities and Services), “B”, 2.8%, 12/01/2026	715,000	680,880
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	2,150,000	1,961,846
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037	6,500,000	5,902,955
Michigan Finance Authority Student Loan Asset-Backed Rev., Taxable, “A-1A”, 1.3%, 7/25/2061	1,144,371	1,088,926
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	42,597	42,056
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 1.047%, 1/01/2026	745,000	706,586
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	1,925,000	2,055,888
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	835,000	809,668
		$13,766,330
U.S. Treasury Inflation Protected Securities – 94.1%
U.S. Treasury Bonds, 3.625%, 4/15/2028	$63,029,211	$66,835,590
U.S. Treasury Bonds, 1.125%, 1/15/2033	38,325,986	36,205,610
U.S. Treasury Bonds, 1.75%, 1/15/2034	50,881,656	50,381,932
U.S. Treasury Bonds, 0.75%, 2/15/2042	137,398,750	110,484,511
U.S. Treasury Bonds, 0.625%, 2/15/2043	36,086,943	27,942,265
U.S. Treasury Bonds, 0.75%, 2/15/2045	44,074,442	34,075,634
U.S. Treasury Bonds, 1%, 2/15/2048	23,237,014	18,360,804
U.S. Treasury Bonds, 0.125%, 2/15/2051	4,498,405	2,706,951
U.S. Treasury Bonds, 0.125%, 2/15/2052	49,218,597	29,154,674
U.S. Treasury Bonds, 2.125%, 2/15/2054	3,955,248	3,963,116
U.S. Treasury Notes, 0.625%, 1/15/2026 (f)	86,408,724	83,806,436
U.S. Treasury Notes, 0.375%, 1/15/2027	49,169,829	47,081,023
U.S. Treasury Notes, 0.375%, 7/15/2027	90,819,942	86,953,751
U.S. Treasury Notes, 0.5%, 1/15/2028	56,113,841	53,485,038
U.S. Treasury Notes, 0.875%, 1/15/2029 (f)	260,337,350	250,299,229
U.S. Treasury Notes, 0.125%, 7/15/2030	170,706,751	155,620,620
U.S. Treasury Notes, 0.125%, 1/15/2031	164,521,802	148,139,577
U.S. Treasury Notes, 0.125%, 1/15/2032	200,401,572	177,154,601
U.S. Treasury Notes, 1.375%, 7/15/2033	61,292,734	59,090,849
		$1,441,742,211
Total Bonds		$1,512,729,523
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 5.39% (v)	17,751,395	$17,753,170

Other Assets, Less Liabilities – 0.2%		2,374,521
Net Assets – 100.0%		$1,532,857,214
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,753,170 and $1,512,729,523, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,060,531, representing 1.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
USA-CPI-U	Consumer Price Index - Urban Consumers
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 7/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
EUR	92,412	USD	101,013	NatWest Markets PLC	10/18/2024	$(638)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	299	$61,404,789	September – 2024	$505,031
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	544	$60,826,000	September – 2024	$(61,501)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
9/16/31	USD	36,500,000	centrally cleared	3.6185% / Annually	Daily SOFR / Annually	$351,071	$—	$351,071
Liability Derivatives
Interest Rate Swaps
9/16/56	USD	9,220,000	centrally cleared	Daily SOFR / Annually	3.6135% / Annually	$(272,101)	$—	$(272,101)
Inflation Swaps
4/15/26	USD	40,400,000	centrally cleared	USA-CPI-U / At Maturity	2.637% / At Maturity	$(242,608)	$—	$(242,608)
						$(514,709)	$—	$(514,709)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
2/08/26	USD	79,900,000	Merrill Lynch International	USA-CPI-U / At Maturity	2.203% / At Maturity	$350,207	$—	$350,207
Liability Derivatives
Inflation Swaps
3/19/26	USD	79,900,000	Morgan Stanley Capital Services, Inc.	USA-CPI-U / At Maturity	2.482% / At Maturity	$(113,781)	$—	$(113,781)
At July 31, 2024, the fund had liquid securities with an aggregate value of $1,692,447 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,441,742,211	$—	$1,441,742,211
Municipal Bonds	—	13,766,330	—	13,766,330
U.S. Corporate Bonds	—	4,914,374	—	4,914,374
Residential Mortgage-Backed Securities	—	19,421,004	—	19,421,004
Commercial Mortgage-Backed Securities	—	17,538,935	—	17,538,935
Asset-Backed Securities (including CDOs)	—	15,346,669	—	15,346,669
Mutual Funds	17,753,170	—	—	17,753,170
Total	$17,753,170	$1,512,729,523	$—	$1,530,482,693
Other Financial Instruments
Futures Contracts – Assets	$505,031	$—	$—	$505,031
Futures Contracts – Liabilities	(61,501)	—	—	(61,501)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(638)	—	(638)
Swap Agreements – Assets	—	701,278	—	701,278
Swap Agreements – Liabilities	—	(628,490)	—	(628,490)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,839,200	$183,009,952	$189,089,920	$(5,780)	$(282)	$17,753,170
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,087,999	$—